Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument asset	$ 124	$ 91
Derivative financial instrument liability	250	47
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument asset	7,741	905
Derivative financial instrument liability	$ 179	$ 2,191